INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Cash flow from operating activities
Net loss	$ (5,851)	$ (21,445)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of right-of-use assets	612	1,180
Depreciation of property and equipment	4,868	11,842
Amortization of intangible assets	642	4,776
Share-based compensation	754	4,474
Gain from equity method investments	(939)	(151)
Impairment of property and equipment	0	836
Net loss (gain) on disposal of cryptocurrency assets	(5,804)	2,057
Impairment of cryptocurrency assets	3,254	12,620
Changes in fair value of derivative instruments	(275)
Changes in fair value of contingent considerations		(1,247)
Changes in operating assets and liabilities:
Accounts receivable	(10)	(642)
Prepayments and other current assets	(3,961)	8,576
Cryptocurrency assets	(24,194)	(38,475)
Accounts payable	3,484	(4,839)
Operating lease liabilities	(664)	(1,714)
Accrued expenses and other current liabilities	11,306	(14,867)
Amounts due to related party		(7,644)
Accrued payroll and welfare payable	(221)	199
Income tax payable	2	(9)
Deposits	(73)	(2,283)
Net cash used in operating activities	(17,070)	(46,756)
Cash flows from investing activities
Acquisition of property and equipment		(783)
Cash received from return of long-term investments		1,462
Cash received from disposal of cryptocurrency assets	10,931	34,354
Redemption of short-term investment	2,360
Proceeds from disposal of long-term investments	2,598
Cash received from asset acquisition		25
Net cash (used in) provided by investing activities	15,889	35,058
Cash flows from financing activities
Proceeds from short-term borrowings		6,306
Proceeds from issuance of ordinary shares for private placements		14,479
Net cash provided by financing activities		20,785
Effect of exchange rate changes on cash, cash equivalents and restricted cash	297	(394)
Net increase (decrease) in cash, cash equivalents and restricted cash	(884)	8,693
Cash, cash equivalents and restricted cash at beginning of the period	5,574	17,804	$ 17,804
Cash, cash equivalents and restricted cash at end of the period	4,690	26,497	$ 5,574
Balances included in the Unaudited Interim Condensed Consolidated Balance Sheets:
Cash, cash equivalents and restricted cash	4,690	22,684
Cash, cash equivalents and restricted cash included in current assets held for sale		3,813
Cash, cash equivalents and restricted cash at end of period	4,690	26,497
Supplemental disclosures of cash flow information:
Interest received	42	106
Interest paid		(218)
Supplemental disclosures of non-cash investing and financing activities:
Payment of expense and non-current assets in the form of cryptocurrencies	11,872	4,991
Loan to a third party in the form of cryptocurrencies	1,250
Short-term loan settled by surrendering the cryptocurrencies collateral		6,306
Issuance of ordinary shares in connection with asset acquisition		3,416
Deposits received from customers of mining data center in the form of cryptocurrencies		4,155
Consideration paid to purchase the non-controlling interest in subsidiary		17,785
Property, plant and equipment transferred from long-term prepayment	$ 5,702	$ 3,984